Self-Insurance Reserve for Losses and Loss Adjustment Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 28, 2012
Self-Insurance Reserve for Losses and Loss Adjustment Expenses [Roll Forward]
Balance at beginning of year	$ 342	$ 330
Less: reinsurance recoverable	(5)	(5)
Net balance at beginning of year	337	325
Incurred related to:
Current year	116	108
Prior year	8	(11)
Total incurred	124	97
Paid related to:
Current year	(25)	(28)
Prior year	(79)	(57)
Total paid	(104)	(85)
Net balance at end of year	357	337
Add: reinsurance recoverable	5	5
Balance at end of year	$ 362	$ 342